Unaudited Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2025
Unaudited Condensed Financial Information of the Parent Company [Line Items]
Percentage of after-tax profit	10.00%
Percentage of registered capital	50.00%
Percentage of net assets	25.00%
PRC [Member]
Unaudited Condensed Financial Information of the Parent Company [Line Items]
Percentage of after-tax profit	10.00%
Percentage of registered capital	50.00%
Percentage of net assets	25.00%